Financial Instruments - Summary of Net Effects of Expired Contracts Met Hedging Criteria (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest Expense	$ (6,500)	$ (6,192)	$ (7,894)
Foreign exchange	(324)	227	4
Derivatives designated as hedges | Cross currency swaps and interest rate swaps
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest Expense	(1)	0	(109)
Foreign exchange	(5)	0	1,212
Derivatives designated as hedges | Interest rate swaps
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest Expense	0	0	(163)
Derivatives designated as hedges | Option to purchase foreign currency
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Net Effect Of Expired Contracts That Met Hedging Criteria On Cost Of Good Sold	0	0	8
Derivatives designated as hedges | Forward agreements to purchase foreign currency
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Net Effect Of Expired Contracts That Met Hedging Criteria On Cost Of Good Sold	(681)	(788)	839
Derivatives designated as hedges | Commodity price contracts
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Net Effect Of Expired Contracts That Met Hedging Criteria On Cost Of Good Sold	$ 614	$ 1,245	$ (131)